Document and Entity Information	Dec. 14, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 14, 2022
Entity Registrant Name	Legacy EJY, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39800
Entity Tax Identification Number	98-1566891
Entity Address, Address Line One	1209 Orange Street
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	888
Local Phone Number	463-6569
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001830180
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	3240 Hillview Ave
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	ENJYQ
Security Exchange Name	NONE
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	ENJYWQ